FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  September 30, 2006

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA           November 14, 2006
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:      $ 542,411 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BUILD-A-BEAR WORKSHOP, INC.    COM       120076104      26010      1142300  SH          SOLE                   1142300
CARMAX, INC.                   COM       143130102      60947      1461205  SH          SOLE                   1461205
ECLIPSYS CORP.                 COM       278856109      44726      2497240  SH          SOLE                   2497240
EMDEON CORP.                   COM       290849108      67081      5728524  SH          SOLE                   5728524
ESPEED, INC.                   CL A      296643109      25570      2779300  SH          SOLE                   2779300
FARO TECHNOLOGIES, INC.        COM       311642102      23124      1211330  SH          SOLE                   1211330
GENTEX CORP.                   COM       371901109      35538      2500912  SH          SOLE                   2500912
INPUT/OUPUT, INC.              COM       457652105      21488      2163988  SH          SOLE                   2163988
NIC, INC.                      COM       62914B100       6133      1190840  SH          SOLE                   1190840
RADISYS CORP.                  COM       750459109      47682      2243836  SH          SOLE                   2243836
SANDISK CORP.                  COM       80004C101     159778      2984266  SH          SOLE                   2984266
SPECTRALINK CORP.              COM       847580107      10387      1265199  SH          SOLE                   1265199
WEBMD HEALTH CORP.             CL A      94770V102       3434       100000  SH          SOLE                    100000
X-RITE, INC.                   COM       983857103      10513       978861  SH          SOLE                    978861